NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2019
NON-CONTROLLING INTERESTS
Schedule of subsidiaries related to non-controlling interests
Figures in million - SA rand	2019	2018	2017
Non-controlling interest of DRDGOLD	1,135.2	913.2	-
Non-controlling interest of Platinum Mile	21.1	18.4	15.7
Non-controlling interests of Group Technical Security Management (GTSM)	5.4	4.4	4.1
Non-controlling interests of Marikana[1]	306.0	-	-
Total non-controlling interests	1,467.7	936.0	19.8

[1] Included in Marikana’s non-controlling interest (NCI) is NCI of Western Platinum (Pty) Ltd amounting to R253.3 million

Schedule of summarised financial information of subsidiary groups

Figures in million - SA rand	2019	2018
DRDGOLD Limited
Revenue	3,621.0	1,047.5
Profit for the year	460.2	(39.9)
Total comprehensive income	459.1	(43.8)

Profit attributable to NCI	285.1	(24.7)

Net increase/(decrease) in cash and cash equivalents	334.0	(73.4)
Dividends paid	85.0	-

Non-current assets	3,393.1	3,581.9
Current Assets	972.2	591.0
Non-current liabilities	(1,108.6)	(1,275.6)
Current liabilities	(463.3)	(425.2)
Net assets	2,793.5	2,472.1

Western Platinum Proprietary Limited
Revenue	11,124.5	-
Profit for the year	763.7	-
Total comprehensive income	763.7	-

Profit attributable to NCI	17.0	-

Net decrease in cash and cash equivalents	(2,070.2)	-
Dividends paid	-	-

Non-current assets	7,749.5	-
Current Assets	6,832.0	-
Non-current liabilities	(22,462.3)	-
Current liabilities	(2,201.7)	-
Net assets	(10,082.6)	-